Financial Risk Management - Summary of Details of Foreign Exchange Gain (Losses) Recognized in the Income Statement (Detail) - BRL (R$) R$ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial revenue		R$ 0	R$ 742	R$ 2,514
Financial expense		(20,807)	(775)	(2,986)
Net foreign exchange result, net	R$ (210)	R$ (20,807)	R$ (33)	R$ (472)